Contingencies and Commitments (Unaudited) (Details) IDR in Trillions	Apr. 29, 2016 USD ($)	Apr. 29, 2016 IDR	Mar. 31, 2016 USD ($)	Dec. 31, 2014 USD ($)
PT Freeport Indonesia [Member]
Loss Contingencies [Line Items]
Value Added Tax Receivable				$ 269,000,000
Income Tax Examination, Penalties Accrued			$ 0
Subsequent Event [Member] | PT Freeport Indonesia [Member]
Loss Contingencies [Line Items]
Assessment By Foreign Government Of Alleged Obligations	$ 207,000,000
Assessment By Foreign Government of Alleged Obligations, Expressed in Foreign Currency | IDR		IDR 2.7
Royalty Tax [Member] | Cerro Verde [Member]
Loss Contingencies [Line Items]
Loss Contingency, Estimate of Possible Loss			515,000,000
RelatingtotheperiodDecember2006throughSeptember2011 [Member] | Royalty Tax [Member] | Cerro Verde [Member]
Loss Contingencies [Line Items]
Assessment By Foreign Government Of Alleged Obligations			413,000,000
Cash and Cash Equivalents [Member] | PT Freeport Indonesia [Member]
Loss Contingencies [Line Items]
Income Tax Examination, Liability (Refund) Adjustment from Settlement with Taxing Authority			196,000,000
Other Liabilities [Member] | PT Freeport Indonesia [Member]
Loss Contingencies [Line Items]
Income Tax Examination, Liability (Refund) Adjustment from Settlement with Taxing Authority			$ 38,000,000